Label	Element	Value
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 214,800,000
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	35,200,000
Treasury Shares [Member]
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Non-controlling Interest [Member]
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Accumulated Deficit [Member]
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Additional Paid in Capital [Member]
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	35,100,000
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	214,400,000
Common Shares [Member]
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	100,000
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 400,000
Issue of common shares (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	1,528,065
Issue of common shares (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	9,341,500
Other Comprehensive (Loss)/Income [Member]
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0
Issue of common shares	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0